Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	US CONCRETE INC
Entity Central Index Key	0001073429
Trading Symbol	USCR
Current Fiscal Year End Dates	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012